INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw and packaging materials	$ 1,592	$ 1,754
Products in process	718	751
Finished products	2,736	2,871
Goods in transit	198	126
Inventories	$ 5,244	$ 5,502